Other Expenses (Income), Net (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Other income	€ 300	€ 2,500
Repayment of the submission fee		2,100
Other expenses	13,042	6,694	€ 4,073
Reimbursement of submission fee paid		€ 2,100
Bottom of Range [Member]
Statement Line Items [Line Items]
Other expenses	1,200
Top of Range [Member]
Statement Line Items [Line Items]
Other expenses	€ 1,300